Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016 [1]	Jan. 01, 2016	[1]
Trade and Other Receivables
Due from charterers	$ 1,074	$ 1,003
VAT receivable	38	38
Accrued income	935	1,109
Insurance claims	38	135
Other receivables	1,544	1,916
Total	$ 3,629	$ 4,201	$ 6,096

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).